CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Shares	Series1 Convertible Preferred Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019			$ 48,435,848	$ 22,072	$ (48,150,815)	$ 307,105
Balance at the beginning (in shares) at Dec. 31, 2019	4,590,138
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants			1,608,090			1,608,090
Exercise of warrants (in shares)	238,708
Issuance of special warrants - net of issuance costs of $226,703			1,256,828			1,256,828
Share-based compensation			354,402			354,402
Foreign currency translation				(72,803)		(72,803)
Net loss					(4,250,280)	(4,250,280)
Balance at the end at Dec. 31, 2020			51,655,168	(50,731)	(52,401,095)	$ (796,658)
Balance at the end (in shares) at Dec. 31, 2020	4,828,846					4,828,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of special warrants (in shares)	270,326
Share-based compensation			207,851			$ 207,851
Foreign currency translation				(145,217)		(145,217)
Net loss					(6,334,854)	(6,334,854)
Balance at the end at Jun. 30, 2021			51,863,019	(195,948)	(58,735,949)	(7,068,878)
Balance at the end (in shares) at Jun. 30, 2021	5,099,172
Balance at the beginning at Dec. 31, 2020			51,655,168	(50,731)	(52,401,095)	$ (796,658)
Balance at the beginning (in shares) at Dec. 31, 2020	4,828,846					4,828,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of special warrants (in shares)	270,326
Issuance of common shares, net of issuance costs of $1,665,099			15,868,381			$ 15,868,381
Issuance of common shares, net of issuance costs of $1,665,099 (in shares)	2,096,354
Share-based compensation			515,629			515,629
Foreign currency translation				(137,188)		(137,188)
Net loss					(9,790,106)	(9,790,106)
Balance at the end at Dec. 31, 2021			68,039,178	(187,919)	(62,191,201)	$ 5,660,058
Balance at the end (in shares) at Dec. 31, 2021	7,195,529					7,195,529
Balance at the beginning at Mar. 31, 2021			51,733,845	(104,106)	(58,510,406)	$ (6,880,667)
Balance at the beginning (in shares) at Mar. 31, 2021	5,099,172
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			129,174			129,174
Foreign currency translation				(91,842)		(91,842)
Net loss					(225,543)	(225,543)
Balance at the end at Jun. 30, 2021			51,863,019	(195,948)	(58,735,949)	(7,068,878)
Balance at the end (in shares) at Jun. 30, 2021	5,099,172
Balance at the beginning at Dec. 31, 2021			68,039,178	(187,919)	(62,191,201)	$ 5,660,058
Balance at the beginning (in shares) at Dec. 31, 2021	7,195,529					7,195,529
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			240,277			$ 240,277
Conversion of convertible debt and derivative liability to Series 1 Convertible Preferred Shares			5,600,000			5,600,000
Conversion of convertible debt and derivative liability to Series 1 Convertible Preferred Shares (in shares)		70,000,000
Foreign currency translation				49,477		49,477
Net loss					(4,839,883)	(4,839,883)
Balance at the end at Jun. 30, 2022			73,879,455	(138,442)	(67,031,084)	$ 6,709,929
Balance at the end (in shares) at Jun. 30, 2022	7,195,529	70,000,000				7,195,529
Balance at the beginning at Mar. 31, 2022			68,164,043	(140,078)	(64,286,046)	$ 3,737,919
Balance at the beginning (in shares) at Mar. 31, 2022	7,195,529
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of special warrants			5,600,000			5,600,000
Conversion of special warrants (in shares)		70,000,000
Share-based compensation			115,412			115,412
Foreign currency translation				1,636		1,636
Net loss					(2,745,038)	(2,745,038)
Balance at the end at Jun. 30, 2022			$ 73,879,455	$ (138,442)	$ (67,031,084)	$ 6,709,929
Balance at the end (in shares) at Jun. 30, 2022	7,195,529	70,000,000				7,195,529